Leases - Future Fixed Lease Payments for Operating Leases (Details) $ in Thousands	Apr. 28, 2024 USD ($)
Leases [Abstract]
2025	$ 25,971
2026	21,858
2027	21,273
2028	20,289
2029	16,866
Thereafter	85,939
Total Lease payments	192,196
Less: imputed interest	(82,682)
Total	$ 109,514